As filed with the Securities and Exchange Commission on October 23, 2018

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

GABELLI EQUITY SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center,

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies To:

Andrea R. Mango, Esq. Gabelli Investor Funds, Inc. One Corporate Center Rye, New York 10580-1422	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 500 Boylston St. Boston, Massachusetts 02116

It is proposed that this filing will be effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	or 75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York on the 23rd day of October 2018.

GABELLI EQUITY SERIES FUNDS, INC.

/s/ Bruce N. Alpert
By:	Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Director and Chairman of the Board	October 23, 2018

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	October 23, 2018

/s/ John C. Ball John C. Ball	Treasurer (Principal Financial Officer)	October 23, 2018

John D. Gabelli* John D. Gabelli	Director	October 23, 2018

Anthony J. Colavita* Anthony J. Colavita	Director	October 23, 2018

Vincent D. Enright* Vincent D. Enright	Director	October 23, 2018

Robert J. Morrissey* Robert J. Morrissey	Director	October 23, 2018

Kuni Nakamura* Kuni Nakamura	Director	October 23, 2018

Anthony R. Pustorino* Anthony R. Pustorino	Director	October 23, 2018

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	October 23, 2018

Salvatore J. Zizza* Salvatore J. Zizza	Director	October 23, 2018

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase